Consolidated Statement of Operations (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Total revenues	$ 9,600	$ 8,238	$ 11,851
Segment costs and expenses:
Costs and operating expenses	7,164	6,059	8,739
Selling, general, and administrative expenses	498	512	498
Impairments of goodwill and long-lived assets	1,691	15	10
Other (income) expense - net	(26)	(3)	(226)
Total segment costs and expenses	9,327	6,583	9,021
General corporate expenses	221	164	149
Operating income (loss):
Operating income (loss)	273	1,655	2,830
Total operating income (loss)	52	1,491	2,681
Interest accrued	(632)	(661)	(636)
Interest capitalized	51	76	59
Investing income - net	209	46	189
Early debt retirement costs	(606)	(1)	(1)
Other income (expense) - net	(12)	2
Income (loss) from continuing operations before income taxes	(938)	953	2,292
Provision (benefit) for income taxes	(26)	363	733
Income (loss) from continuing operations	(912)	590	1,559
Income (loss) from discontinued operations	(10)	(229)	33
Net income (loss)	(922)	361	1,592
Less: Net income attributable to noncontrolling interests	175	76	174
Net income (loss) attributable to The Williams Companies, Inc.	(1,097)	285	1,418
Amounts attributable to The Williams Companies, Inc.:
Income (loss) from continuing operations	(1,087)	444	1,398
Income (loss) from discontinued operations	(10)	(159)	20
Net income (loss)	(1,097)	285	1,418
Basic earnings (loss) per common share:
Incom (loss) from continuing operations	$ (1.86)	$ 0.76	$ 2.41
Income (loss) from discontinued operations	$ (0.02)	$ (0.27)	$ 0.03
Net income (loss)	$ (1.88)	$ 0.49	$ 2.44
Weighted-average shares (thousands)	584,552	581,674	581,342
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	$ (1.86)	$ 0.76	$ 2.37
Income (loss) from discontinued operations	$ (0.02)	$ (0.27)	$ 0.03
Net income (loss)	$ (1.88)	$ 0.49	$ 2.40
Weighted-average shares (thousands)	584,552	589,385	592,719
Williams Partners
Revenues:
Total revenues	5,715	4,602	5,847
Operating income (loss):
Operating income (loss)	1,465	1,236	1,349
Exploration & Production
Revenues:
Total revenues	4,026	3,667	6,156
Operating income (loss):
Operating income (loss)	(1,355)	383	1,381
Midstream Canada & Olefins
Revenues:
Total revenues	1,033	753	1,233
Operating income (loss):
Operating income (loss)	172	37	111
Other
Revenues:
Total revenues	24	27	24
Operating income (loss):
Operating income (loss)	(9)	(1)	(11)
Intercompany Eliminations
Revenues:
Total revenues	(1,198)	(811)	(1,409)
General Corporate Expense
Operating income (loss):
Total operating income (loss)	$ (221)	$ (164)	$ (149)